Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI Emerging Markets Min Vol Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 1.9%
Ambev SA	1,325,528	$3,251,536
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	883,270	18,127,150
Equatorial Energia SA	1,113,423	7,134,706
Raia Drogasil SA	3,484,247	9,046,432
Rumo SA	2,010,359	6,615,081
Telefonica Brasil SA	1,273,600	6,381,917
TIM SA/Brazil	1,315,667	4,483,320
TOTVS SA	3,754,844	27,710,808
		82,750,950
Chile — 0.6%
Empresas Copec SA	657,675	4,518,144
Falabella SA	3,830,433	18,276,092
Latam Airlines Group SA	218,599,631	4,158,698
		26,952,934
China — 24.6%
360 Security Technology Inc., Class A	3,360,900	4,647,327
Advanced Micro-Fabrication Equipment Inc./China, Class A	176,276	4,261,833
Agricultural Bank of China Ltd., Class H	90,095,039	57,727,628
Akeso Inc.(a)(b)(c)	246,000	2,618,987
Anhui Gujing Distillery Co. Ltd., Class B	307,673	4,460,002
Anker Innovations Technology Co. Ltd., Class A	114,148	1,608,999
Bank of China Ltd., Class H	108,927,000	63,112,980
Bank of Communications Co. Ltd., Class H	21,550,000	18,810,830
Bank of Shanghai Co. Ltd., Class A	3,189,211	4,677,503
Beijing Kingsoft Office Software Inc., Class A	48,620	1,895,320
Beijing Tiantan Biological Products Corp. Ltd., Class A	1,290,600	3,419,074
Beijing Yanjing Brewery Co. Ltd., Class A	1,168,000	2,276,011
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	30,565,200	24,800,355
BOC Aviation Ltd.(a)	267,300	2,158,614
BOE Technology Group Co. Ltd., Class A	24,081,300	12,663,215
BYD Co. Ltd., Class H	171,000	8,498,360
CGN Power Co. Ltd., Class H(a)	63,299,000	20,712,112
Chaozhou Three-Circle Group Co. Ltd., Class A	1,251,100	5,668,361
China CITIC Bank Corp. Ltd., Class H	39,430,000	34,709,408
China Coal Energy Co. Ltd., Class H	7,996,262	8,950,338
China Construction Bank Corp., Class A	4,375,184	5,472,838
China Construction Bank Corp., Class H	38,497,000	34,419,267
China Eastern Airlines Corp. Ltd., Class A(b)	11,041,700	6,164,252
China Huishan Dairy Holdings Co. Ltd.(d)	5,944,807	8
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	2,297,100	4,039,285
China Merchants Port Holdings Co. Ltd.	6,246,000	12,076,030
China Minsheng Banking Corp. Ltd., Class H	6,140,000	3,152,303
China National Nuclear Power Co. Ltd., Class A	2,222,200	2,950,836
China National Software & Service Co. Ltd., Class A(b)	529,000	3,222,223
China Petroleum & Chemical Corp., Class H	33,590,000	18,089,636
China Power International Development Ltd.	9,775,000	3,981,991
China Railway Signal & Communication Corp. Ltd., Class A	4,638,576	3,223,456
China Resources Microelectronics Ltd., Class A	855,403	5,637,399
China Resources Power Holdings Co. Ltd.	2,464,000	6,392,656
China Ruyi Holdings Ltd.(b)	15,140,000	3,958,246
China Shenhua Energy Co. Ltd., Class H	6,427,000	27,087,779
China Three Gorges Renewables Group Co. Ltd., Class A	7,529,730	4,476,815
Security	Shares	Value
China (continued)
China Tower Corp. Ltd., Class H(a)	15,828,788	$23,439,332
China United Network Communications Ltd., Class A	5,553,435	4,117,946
China Yangtze Power Co. Ltd., Class A	9,747,783	40,822,793
Chongqing Rural Commercial Bank Co. Ltd., Class H	2,501,000	2,061,374
Cosco Shipping Holdings Co. Ltd., Class H	4,739,000	8,157,226
Daqin Railway Co. Ltd., Class A	8,886,100	8,308,341
Eastroc Beverage Group Co. Ltd., Class A	128,390	5,692,331
Empyrean Technology Co. Ltd., Class A, NVS	294,500	5,171,848
Everdisplay Optronics Shanghai Co. Ltd., Class A(b)	7,478,182	2,434,643
Fuyao Glass Industry Group Co. Ltd., Class A	430,603	3,460,567
Fuyao Glass Industry Group Co. Ltd., Class H(a)	2,583,600	18,455,133
Gree Electric Appliances Inc. of Zhuhai, Class A	891,106	5,727,303
Guangdong Haid Group Co. Ltd., Class A	612,972	5,150,003
Guangzhou Haige Communications Group Inc. Co., Class A	1,617,700	3,054,760
Haier Smart Home Co. Ltd., Class A	712,400	2,074,665
Hangzhou Silan Microelectronics Co. Ltd., Class A(b)	610,200	2,026,563
Hengtong Optic-Electric Co. Ltd., Class A	1,608,700	3,335,949
Huaneng Power International Inc., Class H	28,014,000	17,689,928
Hundsun Technologies Inc., Class A	910,671	3,302,946
Hwatsing Technology Co. Ltd., Class A, NVS	107,433	2,194,579
Hygon Information Technology Co. Ltd., Class A, NVS	345,451	6,437,334
Iflytek Co. Ltd., Class A	1,213,367	7,725,000
Industrial & Commercial Bank of China Ltd., Class H	73,881,000	53,583,940
Ingenic Semiconductor Co. Ltd., Class A	259,500	2,275,820
Inner Mongolia Yitai Coal Co. Ltd., Class B	4,050,873	8,234,724
JA Solar Technology Co. Ltd., Class A(b)	1,633,300	2,063,434
Jiangsu Expressway Co. Ltd., Class H	12,676,000	16,136,189
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	1,584,279	11,980,791
Kunlun Energy Co. Ltd.	6,112,000	6,105,671
Kweichow Moutai Co. Ltd., Class A	35,390	7,440,258
Legend Biotech Corp., ADR(b)(c)	364,342	10,547,701
LONGi Green Energy Technology Co. Ltd., Class A	4,716,773	9,380,708
Loongson Technology Corp. Ltd., Class A(b)	165,626	2,968,048
Muyuan Foods Co. Ltd., Class A	2,055,300	11,493,720
NARI Technology Co. Ltd., Class A	1,806,800	5,546,817
National Silicon Industry Group Co. Ltd., Class A	1,195,171	3,062,058
NAURA Technology Group Co. Ltd., Class A	243,100	14,085,694
New Hope Liuhe Co. Ltd., Class A(b)	2,817,100	3,736,479
Nongfu Spring Co. Ltd., Class H(a)	3,539,400	17,197,251
OFILM Group Co. Ltd., Class A(b)	1,173,300	1,904,830
Orient Overseas International Ltd.	156,500	2,690,309
PDD Holdings Inc., ADR(b)	20,291	1,958,284
People's Insurance Co. Group of China Ltd. (The), Class H	9,255,172	6,037,013
PetroChina Co. Ltd., Class H	18,228,000	15,254,889
PICC Property & Casualty Co. Ltd., Class H	10,762,000	20,449,013
Piotech Inc., Class A, NVS	114,356	2,330,434
Pop Mart International Group Ltd.(a)	313,000	8,747,733
Postal Savings Bank of China Co. Ltd., Class H(a)	30,557,162	19,814,833
SDIC Power Holdings Co. Ltd., Class A	2,049,900	4,448,761
SF Holding Co. Ltd., Class A	345,800	2,207,102
SG Micro Corp., Class A	198,400	2,532,128
Shandong Gold Mining Co. Ltd., Class H(a)	3,966,750	12,415,481
Shanghai Baosight Software Co. Ltd., Class B	7,516,110	10,396,907
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	131,291	3,432,416

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Emerging Markets Min Vol Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Shanghai International Airport Co. Ltd., Class A	816,919	$3,660,817
Shanghai RAAS Blood Products Co. Ltd., Class A	4,271,300	4,029,190
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	102,300	2,602,333
Shenzhen Transsion Holdings Co. Ltd., Class A	160,209	1,610,377
Sichuan Chuantou Energy Co. Ltd., Class A	3,187,410	7,444,769
SUPCON Technology Co. Ltd., Class A	286,146	1,743,325
TCL Technology Group Corp., Class A	12,118,450	7,169,695
Tencent Holdings Ltd.	177,200	11,171,153
Tianshui Huatian Technology Co. Ltd., Class A	1,167,600	1,411,661
Tingyi Cayman Islands Holding Corp.	9,016,000	14,754,237
Tongwei Co. Ltd., Class A	2,451,000	5,522,673
Trip.com Group Ltd.	33,600	2,102,022
Unigroup Guoxin Microelectronics Co. Ltd., Class A	521,600	4,616,553
Want Want China Holdings Ltd.	39,608,958	25,417,165
Wens Foodstuff Group Co. Ltd., Class A	3,030,300	6,981,057
Will Semiconductor Co. Ltd. Shanghai, Class A	273,400	4,709,146
Wuhan Guide Infrared Co. Ltd., Class A(b)	2,780,100	3,399,551
Wuliangye Yibin Co. Ltd., Class A	173,549	3,029,595
Xiaomi Corp., Class B(a)(b)	2,358,200	15,179,748
Xinjiang Daqo New Energy Co. Ltd., Class A	1,160,586	3,089,374
Yealink Network Technology Corp. Ltd., Class A	407,224	1,900,984
Yum China Holdings Inc.	60,238	2,629,389
Yunnan Baiyao Group Co. Ltd., Class A	279,258	2,184,516
Zhejiang Dahua Technology Co. Ltd., Class A	908,900	1,916,879
Zhejiang Supor Co. Ltd., Class A	297,504	2,238,882
ZTE Corp., Class A	2,277,620	9,781,446
		1,063,618,814
Czech Republic — 0.5%
CEZ AS	402,848	22,173,183
Egypt — 0.2%
Commercial International Bank - Egypt (CIB)	4,136,169	6,886,688
Talaat Moustafa Group	1,648,448	1,822,039
		8,708,727
Greece — 1.1%
Hellenic Telecommunications Organization SA	1,028,766	19,838,371
Jumbo SA	219,403	7,129,847
OPAP SA	925,410	19,899,106
		46,867,324
Hungary — 0.2%
OTP Bank Nyrt	106,238	8,058,822
Richter Gedeon Nyrt	88,301	2,569,054
		10,627,876
India — 23.6%
Adani Ports & Special Economic Zone Ltd.	132,558	2,223,401
Apollo Hospitals Enterprise Ltd.	220,019	17,718,809
Asian Paints Ltd.	552,733	14,603,395
Avenue Supermarts Ltd.(a)(b)	186,696	8,739,327
Axis Bank Ltd.	281,321	3,925,087
Bajaj Auto Ltd.	134,417	13,528,713
Balkrishna Industries Ltd.	132,746	3,842,499
Bharti Airtel Ltd.	3,083,090	66,978,432
Bosch Ltd.	16,201	5,957,059
Britannia Industries Ltd.	300,793	19,374,901
Cipla Ltd.	1,449,302	24,858,707
Colgate-Palmolive India Ltd.	493,181	14,170,335
Dabur India Ltd.	1,416,416	8,001,182
Divi's Laboratories Ltd.	155,266	12,014,469
Dr Reddy's Laboratories Ltd.	1,741,289	25,503,975
Eicher Motors Ltd.	172,252	10,750,584
Security	Shares	Value
India (continued)
Eternal Ltd.(b)	3,619,808	$10,082,186
FSN E-Commerce Ventures Ltd.(b)	3,027,309	7,191,450
Godrej Consumer Products Ltd.	274,631	3,956,150
HCL Technologies Ltd.	2,480,988	47,489,541
HDFC Bank Ltd.	1,094,505	24,976,655
HDFC Life Insurance Co. Ltd.(a)	293,129	2,663,570
Hero MotoCorp Ltd.	116,590	5,874,774
Hindustan Unilever Ltd.	1,099,487	30,205,253
ICICI Bank Ltd.	996,342	16,899,474
ICICI Lombard General Insurance Co. Ltd.(a)	188,066	4,126,436
Indian Hotels Co. Ltd., Class A	1,562,494	14,076,107
Infosys Ltd.	2,778,559	50,777,501
InterGlobe Aviation Ltd.(a)(b)	75,420	4,707,224
ITC Ltd.	4,645,174	22,726,816
Jubilant Foodworks Ltd.	365,080	2,798,116
Kotak Mahindra Bank Ltd.	701,158	17,021,067
LTIMindtree Ltd.(a)	381,027	22,589,168
Lupin Ltd.	858,762	19,693,095
Marico Ltd.	2,140,089	17,930,397
Maruti Suzuki India Ltd.	192,096	27,708,601
Max Healthcare Institute Ltd.	361,281	4,750,375
Mphasis Ltd.	130,238	3,896,990
MRF Ltd.	17,935	29,128,230
Nestle India Ltd., NVS	978,193	27,412,816
Page Industries Ltd.	28,995	15,723,264
Persistent Systems Ltd., NVS	273,692	18,030,443
PI Industries Ltd.	78,567	3,512,493
Pidilite Industries Ltd.	736,871	26,774,619
Power Grid Corp. of India Ltd.	762,280	2,584,944
Reliance Industries Ltd.	1,473,878	24,513,725
SBI Life Insurance Co. Ltd.(a)	119,565	2,535,208
Shree Cement Ltd.	5,897	2,041,436
Sun Pharmaceutical Industries Ltd.	1,877,116	36,851,298
Tata Consultancy Services Ltd.	1,528,315	61,880,963
Tata Consumer Products Ltd.	198,704	2,571,136
Tata Elxsi Ltd.	216,219	16,276,143
Tech Mahindra Ltd.	1,562,047	28,749,507
Titan Co. Ltd.	544,236	22,629,863
Torrent Pharmaceuticals Ltd.	762,448	28,324,250
Trent Ltd.	191,661	12,658,227
Tube Investments of India Ltd.	64,091	2,296,471
TVS Motor Co. Ltd.	137,431	4,470,231
UltraTech Cement Ltd.	29,305	3,844,567
United Spirits Ltd.	122,630	2,180,543
Varun Beverages Ltd.	315,680	1,759,374
Wipro Ltd.	9,080,616	26,530,550
		1,017,612,122
Indonesia — 0.9%
Bank Central Asia Tbk PT	63,981,800	36,910,605
Kuwait — 2.3%
Boubyan Bank KSCP	1,670,955	3,659,383
Kuwait Finance House KSCP	16,975,152	41,460,972
Mobile Telecommunications Co. KSCP	2,256,440	3,508,237
National Bank of Kuwait SAKP	15,956,349	49,689,948
		98,318,540
Malaysia — 4.0%
CELCOMDIGI Bhd	5,776,900	5,048,765
Hong Leong Bank Bhd	4,064,600	18,702,826
IHH Healthcare Bhd	23,156,000	37,537,036
IOI Corp. Bhd	2,659,100	2,246,453
Malayan Banking Bhd	19,077,500	43,842,816

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Emerging Markets Min Vol Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Malaysia (continued)
MISC Bhd	1,335,400	$2,358,691
MR DIY Group M Bhd(a)(c)	17,176,550	6,374,919
Nestle Malaysia Bhd	116,300	2,146,456
PPB Group Bhd	726,900	1,923,452
Public Bank Bhd	4,060,800	4,113,332
QL Resources Bhd	17,041,238	18,004,559
Telekom Malaysia Bhd	9,791,200	15,003,477
Tenaga Nasional Bhd	4,137,400	13,611,318
		170,914,100
Mexico — 0.4%
America Movil SAB de CV, Series B, Class B	20,929,736	17,686,037
Peru — 0.9%
Cia. de Minas Buenaventura SAA, ADR	858,905	12,866,397
Credicorp Ltd.	117,767	24,944,228
		37,810,625
Philippines — 1.5%
Bank of the Philippine Islands	7,569,085	18,870,145
BDO Unibank Inc.	3,878,268	11,198,597
International Container Terminal Services Inc.	1,391,150	10,211,485
Jollibee Foods Corp.	2,652,760	10,604,719
Manila Electric Co.	1,013,060	9,986,253
SM Investments Corp.	208,525	3,120,681
		63,991,880
Qatar — 2.3%
Dukhan Bank	3,219,272	3,181,818
Industries Qatar QSC	2,612,348	8,484,728
Ooredoo QPSC	5,964,554	20,246,465
Qatar Electricity & Water Co. QSC	4,261,988	18,524,281
Qatar Fuel QSC	2,036,750	8,387,946
Qatar Gas Transport Co. Ltd.	2,622,431	3,446,780
Qatar Islamic Bank QPSC	1,342,561	7,773,032
Qatar National Bank QPSC	6,338,008	29,449,948
		99,494,998
Russia — 0.0%
Polyus PJSC(b)(d)	959,320	12
Rosneft Oil Co. PJSC(b)(d)	759,070	98
		110
Saudi Arabia — 8.5%
ACWA Power Co.	70,118	4,827,399
Al Rajhi Bank	1,282,246	31,102,297
Alinma Bank	724,789	4,992,836
Almarai Co. JSC	954,972	13,054,301
Arabian Internet & Communications Services Co.	260,082	18,242,282
Bank Al-Jazira(b)	1,127,420	3,836,087
Bupa Arabia for Cooperative Insurance Co.	92,824	4,131,944
Co. for Cooperative Insurance (The)	273,455	10,112,898
Dallah Healthcare Co.	158,607	5,008,700
Dar Al Arkan Real Estate Development Co.(b)	1,207,651	6,440,286
Dr Sulaiman Al Habib Medical Services Group Co.	373,136	26,006,592
Elm Co.	109,781	29,997,323
Etihad Etisalat Co.	2,208,952	35,092,170
Jarir Marketing Co.	6,099,794	20,909,027
Makkah Construction & Development Co.	93,181	2,429,201
Nahdi Medical Co.	63,374	2,060,861
SABIC Agri-Nutrients Co.	636,805	16,262,177
Saudi Arabian Oil Co.(a)	7,172,653	47,749,098
Saudi Basic Industries Corp.	828,374	12,298,704
Saudi Electricity Co.	2,569,798	9,684,051
Saudi National Bank (The)	237,822	2,197,756
Security	Shares	Value
Saudi Arabia (continued)
Saudi Telecom Co.	5,634,259	$62,868,629
		369,304,619
South Korea — 3.8%
Celltrion Inc.	51,025	5,947,560
HMM Co. Ltd.	136,744	2,109,308
Hyundai Mobis Co. Ltd.	19,406	3,557,434
Kia Corp.	33,931	2,194,415
Korea Electric Power Corp.	670,265	14,658,839
Krafton Inc.(b)	11,336	3,027,896
KT&G Corp.	118,143	10,271,389
LG Electronics Inc.	32,884	1,691,320
LG Uplus Corp.	1,228,188	11,377,639
Orion Corp./Republic of Korea	139,724	11,159,622
Samsung Biologics Co. Ltd.(a)(b)(c)	41,044	30,679,449
Samsung Electro-Mechanics Co. Ltd.	70,604	6,232,096
Samsung Electronics Co. Ltd.	511,121	20,740,108
Samsung SDS Co. Ltd.	227,952	21,454,791
SK Telecom Co. Ltd.	557,047	20,766,378
		165,868,244
Taiwan — 13.1%
Advantech Co. Ltd.	1,553,940	17,490,143
Catcher Technology Co. Ltd.	4,955,000	34,430,040
Chang Hwa Commercial Bank Ltd.	6,280,053	3,806,571
Chunghwa Telecom Co. Ltd.	14,950,000	64,475,250
E.Sun Financial Holding Co. Ltd.	21,719,082	21,480,881
Far EasTone Telecommunications Co. Ltd.	18,135,000	52,075,738
First Financial Holding Co. Ltd.	43,598,790	39,136,257
Hua Nan Financial Holdings Co. Ltd.	24,227,585	21,197,375
Innolux Corp.	8,302,800	3,334,691
Mega Financial Holding Co. Ltd.	8,875,224	11,705,381
Novatek Microelectronics Corp.	883,000	15,037,845
President Chain Store Corp.	5,932,000	50,514,798
Synnex Technology International Corp.	6,946,000	16,388,881
Taiwan Business Bank	20,201,419	9,874,149
Taiwan Cooperative Financial Holding Co. Ltd.	53,463,029	42,729,920
Taiwan High Speed Rail Corp.	11,227,000	10,248,168
Taiwan Mobile Co. Ltd.	17,095,000	64,833,543
Taiwan Semiconductor Manufacturing Co. Ltd.	1,105,000	35,242,883
TCC Group Holdings Co. Ltd.	5,883,000	5,741,557
Uni-President Enterprises Corp.	7,450,000	19,698,115
United Microelectronics Corp.	13,849,000	21,323,536
WPG Holdings Ltd.	2,703,440	6,295,902
		567,061,624
Thailand — 2.2%
Advanced Info Service PCL, NVDR	5,711,500	49,677,671
Airports of Thailand PCL, NVDR(c)	14,824,800	14,988,631
Bangkok Dusit Medical Services PCL, NVDR	21,118,300	13,810,279
Bumrungrad Hospital PCL, NVDR	2,650,700	11,288,422
PTT Oil & Retail Business PCL, NVDR	15,415,600	5,528,083
		95,293,086
Turkey — 1.5%
Akbank TAS	1,322,473	1,719,747
Aselsan Elektronik Sanayi Ve Ticaret A/S	3,554,910	11,756,314
BIM Birlesik Magazalar A/S	277,016	3,362,565
Coca-Cola Icecek A/S	3,527,932	4,389,293
Ford Otomotiv Sanayi AS	1,956,613	4,006,445
KOC Holding AS	396,659	1,434,579
Pegasus Hava Tasimaciligi AS(b)	979,404	6,028,513
Turk Hava Yollari AO(b)(c)	2,146,610	14,973,135
Turkcell Iletisim Hizmetleri AS	3,067,436	7,427,440
Turkiye Petrol Rafinerileri AS	1,293,441	4,091,145

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Emerging Markets Min Vol Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Turkey (continued)
Turkiye Sise ve Cam Fabrikalari AS(c)	3,282,637	$2,763,306
Yapi ve Kredi Bankasi A/S(b)	2,622,643	1,704,170
		63,656,652
United Arab Emirates — 4.8%
Abu Dhabi Islamic Bank PJSC	835,071	4,359,188
Abu Dhabi National Oil Co. for Distribution PJSC	32,418,123	32,035,425
ADNOC Drilling Co. PJSC	5,904,229	8,436,640
Aldar Properties PJSC	1,577,414	3,565,974
Americana Restaurants International PLC - Foreign Co.	9,527,768	5,291,763
Dubai Electricity & Water Authority PJSC	12,743,685	9,469,474
Dubai Islamic Bank PJSC	19,245,337	43,221,202
Emaar Properties PJSC	939,672	3,364,921
Emirates NBD Bank PJSC	3,711,687	22,635,935
Emirates Telecommunications Group Co. PJSC	7,865,095	36,788,002
First Abu Dhabi Bank PJSC	4,363,392	19,121,879
Multiply Group PJSC(b)	5,066,201	3,215,810
Salik Co. PJSC	8,824,679	13,737,856
		205,244,069
Total Common Stocks — 98.9% (Cost: $3,388,137,985)		4,270,867,119
Preferred Stocks
Brazil — 0.3%
Centrais Eletricas Brasileiras SA, Preference Shares, NVS	773,885	6,355,342
Cia Paranaense de Energia - Copel, Preference Shares, NVS	3,339,177	7,397,041
		13,752,383
South Korea — 0.4%
Samsung Electronics Co. Ltd., Preference Shares, NVS	529,897	17,660,314
Total Preferred Stocks — 0.7% (Cost: $33,166,753)		31,412,697
Security	Shares	Value
Rights
China — 0.0%
Kangmei Pharmaceutical Co. Ltd., (Expires 12/31/49)(b)(d)	149,174	$—
Total Rights — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.6% (Cost: $3,421,304,738)		4,302,279,816
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(e)(f)(g)	49,017,232	49,036,839
Total Short-Term Securities — 1.1% (Cost: $49,034,938)		49,036,839
Total Investments — 100.7% (Cost: $3,470,339,676)		4,351,316,655
Liabilities in Excess of Other Assets — (0.7)%		(31,373,386)
Net Assets — 100.0%		$4,319,943,269

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$17,102,559	$31,939,288 (a)	$—	$(3,166)	$(1,842)	$49,036,839	49,017,232	$124,869 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	40,690,000	—	(40,690,000)(a)	—	—	—	—	1,218,603	—
				$(3,166)	$(1,842)	$49,036,839		$1,343,472	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Emerging Markets Min Vol Factor ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	204	06/20/25	$11,723	$(92,980)
2-Year U.S. Treasury Note	12	09/30/25	2,490	3,264
				$(89,716)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$520,389,118	$3,750,477,883	$118	$4,270,867,119
Preferred Stocks	13,752,383	17,660,314	—	31,412,697
Rights	—	—	—	—
Short-Term Securities
Money Market Funds	49,036,839	—	—	49,036,839
	$583,178,340	$3,768,138,197	$118	$4,351,316,655
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$3,264	$—	$—	$3,264
Liabilities
Equity Contracts	(92,980)	—	—	(92,980)
	$(89,716)	$—	$—	$(89,716)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Emerging Markets Min Vol Factor ETF